UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)

                          USAA INCOME
                                 STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

--------------------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         32

   Financial Statements                                                      33

   Notes to Financial Statements                                             36

EXPENSE EXAMPLE                                                              50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C) 2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                   "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                   TENDS TO STAND THE TEST OF TIME.

                                                   "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF SAM WILDERMAN]                    [PHOTO OF DAVID SCHMIDT]
SAM WILDERMAN, CFA                          DAVID SCHMIDT, CFA
  Grantham, Mayo, Van Otterloo                OFI Institutional Asset
    & Co. LLC                                   Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA Income Stock Fund had a total return of 12.84%. This compares to a return of 13.01% for the Lipper Equity Income Funds Index and 13.43% for the Russell 1000 Value Index.

         Your Fund's subadvisers are Grantham, Mayo, Van Otterloo & Co. LLC
         (GMO) and OFI Institutional Asset Management, Inc. (OFII).

HOW DID THE GMO PORTION OF THE FUND PERFORM?

         For some time, the GMO portion of the Fund has emphasized higher-quality stocks, which it defines as companies with low debt levels and sustainable profitability. Early in the reporting period, as well as in late December 2006 and January 2007, this high-quality bias proved helpful to performance relative to the Russell 1000 Value Index.

         In the middle of the reporting period, however, the market's easy attitude toward risk led to a low-volatility market in which lower-quality, higher-risk stocks outperformed. Overall, the GMO portion slightly lagged the Russell 1000 Value Index for the period.

         For the period as a whole, the best performing stocks in the GMO portion of the Fund were AT&T, Inc., Safeway, Inc., Verizon Communications, Inc., and Goldman Sachs Group, Inc. Among the worst performers were Pfizer, Inc., Wal-Mart Stores, Inc., and FedEx Corp.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

DOES GMO EXPECT TO KEEP THIS HIGH-QUALITY BIAS IN THE SECOND HALF OF THE REPORTING YEAR?

         Yes, very much so. GMO considers only about 200 of the thousands of stocks in the U.S. market to be high-quality. Looking at the universe of low-quality companies today, GMO sees excessive profit margins and very high price-to-earnings ratios. In terms of profit margins, low-quality companies are currently running at 9%, well above the 6% that GMO sees as sustainable longer term. Low-quality price-to-earnings ratios currently are 32 times 2007 earnings estimates, much higher than their historic 18.4 times.

         Among high-quality companies, the situation is much different. Profit margins hover around 17%, just above the 15.3% that GMO thinks is sustainable. High-quality price-to-earnings ratios are running about 19 times 2007 earnings, which GMO views as very close to fair value. As a result of these divergences, high-quality companies, in GMO's opinion, are cheaper today than they've ever been compared to low-quality companies.

         In addition to valuation screens by quality, GMO also invests part of its portion of the Fund using momentum screens. The good news is that many of the high-quality stocks in the Fund have begun to appear on GMO's momentum screens, which indicates that the market is coming around to GMO's view.

HOW DID THE OFII-MANAGED PORTION OF THE FUND PERFORM?

         The OFII portion also had slight underperformance relative to the Russell 1000 Value Index. It's important for shareholders to understand that OFII is running an enhanced index strategy using quantitative analysis. Therefore, instead of making big bets by industry sector or investment theme, it makes many small decisions about individual stocks in the Russell 1000 Value Index and looks to capitalize on the cumulative results.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-31.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         OFII believes that the U.S. stock market has been trading based on macroeconomic factors more than individual company fundamentals; specifically, worries about a possibly looming recession may have taken center stage in investors' psyches. However, in January, corporate earnings were quite strong, relieving fears of an economic slowdown. Taken together with the Federal Reserve Board's (the Fed) statement that "inflation pressures are moderating," which the market seemed to interpret as meaning the Fed is unlikely to hike rates in the near term, the "hard-landing" scenario discussed last year seems remote.

         Today, with the fear of recession fading, the OFII team expects the market to begin taking a harder look at individual company fundamentals, an environment it believes is well-suited to its process. Additionally, in OFII's view, the high levels of private equity deals have created a risk-seeking environment. In fact, OFII believes the valuations of some stocks are being held up despite earnings disappointments, because the market senses they may be takeover candidates. This has only exacerbated the disconnect between a stock's performance and its fundamentals, as previously mentioned.

WHAT HOLDINGS HAD AN IMPACT ON THE RELATIVE PERFORMANCE OF THE OFII PORTION OF THE FUND?

         Steel company Nucor Corp. and copper producer Phelps Dodge Corp., both in the materials sector, turned in strong performance for this portion of the Fund, as did IAC/InterActiveCorp, which rebounded from earnings problems in late 2005 to become the single best performer in the OFII portion relative to the Russell 1000 Value Index. Telecommunication holdings were also strong, led by AT&T.

         On the downside, OFII's portion of the Fund was hurt relative to the Russell 1000 Value Index by the position in Micron Technology, Inc., as well as by the fact that it did not own

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Sun Microsystems, which performed very well. Archer-Daniels-Midland Co. was another disappointing stock.

         By the end of the period, the OFII portion of the Fund held about 160 stocks, with an emphasis on larger-capitalization issues. OFII sees mid-cap stocks as being overvalued, largely due to the aforementioned presence of private equity money looking for investment.

         From both subadvisers, thank you for your investment in the Fund. We look forward to working on your behalf in the months and years to come.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA INCOME STOCK FUND

               [LOGO OF LIPPER LEADER]      [LOGO OF LIPPER LEADER]
                    PRESERVATION                    EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 8,460 equity funds and for Expense among 74 funds within the Lipper Equity Income Funds category for the overall period ending January 31, 2007.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF JANUARY 31, 2007. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2007. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST
20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 8,460 AND 2,630 EQUITY FUNDS FOR THE THREE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 6,694 EQUITY FUNDS FOR THE FIVE-YEAR PERIOD. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 74, 54, AND 40 FUNDS WITHIN THE LIPPER EQUITY INCOME FUNDS CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND (Ticker Symbol: USISX)

OBJECTIVE
--------------------------------------------------------------------------------

         Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $2,395.2 Million          $2,159.0 Million
Net Asset Value Per Share                 $17.11                    $16.11

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*              1 YEAR             5 YEARS          10 YEARS
      12.84%                     16.12%             8.01%            7.79%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         RUSSELL 1000          LIPPER EQUITY            USAA INCOME
                         VALUE INDEX         INCOME FUNDS INDEX          STOCK FUND
                         ------------        ------------------         -----------
 1/31/1997               $10,000.00              $10,000.00              $10,000.00
 2/28/1997                10,146.92               10,137.67               10,155.08
 3/31/1997                 9,782.09                9,809.55                9,768.65
 4/30/1997                10,193.06               10,101.38                9,751.23
 5/31/1997                10,762.47               10,683.25               10,291.35
 6/30/1997                11,224.18               11,086.99               10,610.98
 7/31/1997                12,068.61               11,754.93               11,169.14
 8/31/1997                11,638.64               11,378.82               11,045.76
 9/30/1997                12,342.08               11,956.08               11,666.44
10/31/1997                11,997.22               11,605.24               11,469.54
11/30/1997                12,527.67               11,989.98               12,004.87
12/31/1997                12,893.37               12,266.62               12,363.56
 1/31/1998                12,710.92               12,261.21               12,161.19
 2/28/1998                13,566.64               12,923.44               12,622.85
 3/31/1998                14,396.43               13,508.56               13,230.62
 4/30/1998                14,492.71               13,501.37               13,000.97
 5/31/1998                14,277.83               13,335.05               13,000.97
 6/30/1998                14,460.80               13,443.48               13,129.09
 7/31/1998                14,205.59               13,097.28               12,652.61
 8/31/1998                12,091.56               11,517.59               11,390.57
 9/30/1998                12,785.57               12,109.77               12,071.45
10/31/1998                13,775.95               12,825.96               12,342.42
11/30/1998                14,417.76               13,368.86               12,952.09
12/31/1998                14,908.47               13,711.35               13,364.70
 1/31/1999                15,027.53               13,693.67               13,460.31
 2/28/1999                14,815.42               13,439.99               12,995.93
 3/31/1999                15,122.02               13,723.62               13,336.77
 4/30/1999                16,534.41               14,698.28               14,318.83
 5/31/1999                16,352.67               14,492.60               14,270.76
 6/30/1999                16,827.45               14,949.47               14,815.92
 7/31/1999                16,334.80               14,571.96               14,304.31
 8/31/1999                15,728.54               14,231.85               14,013.94
 9/30/1999                15,178.90               13,728.14               13,655.52
10/31/1999                16,052.55               14,190.45               14,110.95
11/30/1999                15,927.01               14,110.92               13,763.96
12/31/1999                16,003.91               14,285.52               13,693.47
 1/31/2000                15,481.81               13,743.79               13,301.79
 2/29/2000                14,331.58               12,970.04               12,264.99
 3/31/2000                16,080.22               14,170.06               13,817.26
 4/30/2000                15,893.09               14,062.59               13,770.82
 5/31/2000                16,060.65               14,275.20               14,219.78
 6/30/2000                15,326.63               13,968.00               13,769.30
 7/31/2000                15,518.58               14,048.93               13,753.70
 8/31/2000                16,382.05               14,872.88               14,487.02
 9/30/2000                16,532.07               14,839.85               14,390.85
10/31/2000                16,938.15               15,151.93               14,714.42
11/30/2000                16,309.43               14,619.34               14,398.94
12/31/2000                17,126.54               15,351.69               15,175.51
 1/31/2001                17,192.40               15,478.62               15,167.36
 2/28/2001                16,714.32               14,962.28               14,800.80
 3/31/2001                16,123.69               14,414.93               14,574.16
 4/30/2001                16,914.43               15,163.68               15,279.09
 5/31/2001                17,294.38               15,426.97               15,582.38
 6/30/2001                16,910.81               15,043.92               14,992.60
 7/31/2001                16,874.87               15,027.57               15,207.02
 8/31/2001                16,198.93               14,531.54               14,761.69
 9/30/2001                15,058.84               13,530.47               13,750.28
10/31/2001                14,929.23               13,599.90               13,584.21
11/30/2001                15,797.16               14,301.80               14,165.45
12/31/2001                16,169.23               14,553.11               14,541.59
 1/31/2002                16,044.64               14,410.32               14,403.34
 2/28/2002                16,070.40               14,431.52               14,455.18
 3/31/2002                16,830.70               14,978.43               15,077.82
 4/30/2002                16,253.48               14,468.00               14,565.39
 5/31/2002                16,334.96               14,480.43               14,678.30
 6/30/2002                15,397.06               13,571.86               13,773.27
 7/31/2002                13,965.76               12,481.93               12,473.58
 8/31/2002                14,071.21               12,574.19               12,412.52
 9/30/2002                12,506.66               11,265.49               11,001.24
10/31/2002                13,433.23               11,948.11               11,483.37
11/30/2002                14,279.49               12,633.56               12,175.88
12/31/2002                13,659.25               12,161.53               11,778.53
 1/31/2003                13,328.58               11,823.08               11,426.22
 2/28/2003                12,973.25               11,530.95               11,159.61
 3/31/2003                12,994.78               11,547.48               11,115.41
 4/30/2003                14,138.64               12,431.96               11,852.61
 5/31/2003                15,051.29               13,178.43               12,561.08
 6/30/2003                15,239.49               13,316.20               12,681.23
 7/31/2003                15,466.41               13,464.77               12,633.16
 8/31/2003                15,707.41               13,664.84               12,854.29
 9/30/2003                15,554.17               13,573.10               12,854.46
10/31/2003                16,506.05               14,249.26               13,685.03
11/30/2003                16,729.98               14,426.96               13,955.44
12/31/2003                17,761.20               15,302.31               14,813.22
 1/31/2004                18,073.53               15,540.08               15,172.16
 2/29/2004                18,460.88               15,834.29               15,414.68
 3/31/2004                18,299.29               15,654.88               15,276.42
 4/30/2004                17,852.06               15,392.25               14,867.49
 5/31/2004                18,034.13               15,490.77               14,886.96
 6/30/2004                18,460.23               15,845.03               15,255.33
 7/31/2004                18,200.22               15,509.21               14,962.14
 8/31/2004                18,459.04               15,667.08               15,157.60
 9/30/2004                18,745.17               15,892.52               15,327.69
10/31/2004                19,056.78               16,067.14               15,317.87
11/30/2004                20,020.26               16,785.96               16,132.86
12/31/2004                20,690.68               17,294.80               16,594.05
 1/31/2005                20,323.40               16,982.26               16,215.55
 2/28/2005                20,996.95               17,483.50               16,773.34
 3/31/2005                20,708.84               17,213.63               16,396.51
 4/30/2005                20,337.95               16,897.98               15,985.60
 5/31/2005                20,827.53               17,296.23               16,606.98
 6/30/2005                21,055.56               17,443.77               16,923.50
 7/31/2005                21,664.75               18,004.39               17,477.22
 8/31/2005                21,570.53               17,900.54               17,255.73
 9/30/2005                21,873.38               18,041.39               17,385.29
10/31/2005                21,317.85               17,687.14               16,980.74
11/30/2005                22,018.63               18,212.46               17,466.20
12/31/2005                22,150.15               18,298.69               17,554.65
 1/31/2006                23,010.42               18,871.33               18,236.04
 2/28/2006                23,150.88               18,956.57               18,316.89
 3/31/2006                23,464.52               19,191.35               18,483.70
 4/30/2006                24,060.80               19,615.40               18,831.57
 5/31/2006                23,453.02               19,112.40               18,240.18
 6/30/2006                23,603.04               19,179.87               18,347.36
 7/31/2006                24,176.68               19,429.19               18,766.73
 8/31/2006                24,581.34               19,802.53               19,116.20
 9/30/2006                25,071.34               20,221.97               19,578.62
10/31/2006                25,892.00               20,868.00               20,140.02
11/30/2006                26,483.08               21,274.04               20,455.80
12/31/2006                27,077.56               21,665.98               20,891.50
 1/31/2007                27,423.85               21,957.24               21,176.15

                                     [END CHART]

              DATA FROM 1/31/97 THROUGH 1/31/07.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

         o The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

         o The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Exxon Mobil Corp.                                6.2%

Citigroup, Inc.                                  4.3%

Pfizer, Inc.                                     4.2%

AT&T, Inc.                                       3.8%

Bank of America Corp.                            3.8%

Verizon Communications, Inc.                     3.0%

JPMorgan Chase & Co.                             2.2%

American International Group, Inc.               2.0%

Chevron Corp.                                    1.9%

Merck & Co., Inc.                                1.9%
------------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   SECTOR ASSET ALLOCATION
                           1/31/2007

   [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                34.9%
Energy                                    11.8%
Health Care                               10.3%
Consumer Discretionary                     9.6%
Consumer Staples                           8.5%
Telecommunication Services                 7.4%
Industrials                                6.4%
Short-Term Investments*                    4.7%
Information Technology                     4.1%
Utilities                                  3.3%
Materials                                  2.1%

                  [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               COMMON STOCKS (98.4%)

               CONSUMER DISCRETIONARY (9.6%)
               -----------------------------
               ADVERTISING (0.0%)(a)
     1,100     Omnicom Group, Inc.                                                   $      116
                                                                                     ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    15,600     Columbia Sportswear Co.                                                    1,011
    48,000     Jones Apparel Group, Inc.                                                  1,640
    57,300     Liz Claiborne, Inc.                                                        2,544
    53,800     VF Corp.                                                                   4,082
                                                                                     ----------
                                                                                          9,277
                                                                                     ----------
               APPAREL RETAIL (0.5%)
     3,100     Abercrombie & Fitch Co. "A"                                                  246
    25,400     Foot Locker, Inc.                                                            570
   506,500     Gap, Inc.                                                                  9,710
     5,700     Men's Wearhouse, Inc.                                                        245
    11,700     Ross Stores, Inc.                                                            379
    66,200     TJX Companies, Inc.                                                        1,957
                                                                                     ----------
                                                                                         13,107
                                                                                     ----------
               AUTO PARTS & EQUIPMENT (0.2%)
    57,000     Autoliv, Inc.                                                              3,439
     5,700     Borg Warner, Inc.                                                            391
    18,400     Johnson Controls, Inc.                                                     1,701
    14,600     TRW Automotive Holdings Corp.*                                               382
                                                                                     ----------
                                                                                          5,913
                                                                                     ----------
               AUTOMOBILE MANUFACTURERS (0.6%)
   757,100     Ford Motor Co.(b)                                                          6,155
   208,400     General Motors Corp.(b)                                                    6,844
    12,100     Thor Industries, Inc.                                                        511
                                                                                     ----------
                                                                                         13,510
                                                                                     ----------
               AUTOMOTIVE RETAIL (0.2%)
   119,600     AutoNation, Inc.*                                                          2,685
     8,500     AutoZone, Inc.*                                                            1,068
    24,100     O'Reilly Automotive, Inc.*                                                   841
    37,300     United Auto Group, Inc.                                                      894
                                                                                     ----------
                                                                                          5,488
                                                                                     ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               BROADCASTING & CABLE TV (0.9%)
   297,900     CBS Corp. "B"                                                         $    9,286
   290,800     Comcast Corp. "A"*                                                        12,888
                                                                                     ----------
                                                                                         22,174
                                                                                     ----------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
    16,000     Best Buy Co., Inc.                                                           806
   124,500     Circuit City Stores, Inc.                                                  2,541
                                                                                     ----------
                                                                                          3,347
                                                                                     ----------
               DEPARTMENT STORES (0.2%)
     4,600     Dillard's, Inc. "A"                                                          158
     8,400     Kohl's Corp.*                                                                596
    29,400     Sears Holdings Corp.*                                                      5,193
                                                                                     ----------
                                                                                          5,947
                                                                                     ----------
               DISTRIBUTORS (0.2%)
   106,700     Genuine Parts Co.                                                          5,070
                                                                                     ----------
               EDUCATIONAL SERVICES (0.0%)(a)
     8,900     Career Education Corp.*                                                      255
     6,700     ITT Educational Services, Inc.*                                              520
                                                                                     ----------
                                                                                            775
                                                                                     ----------
               FOOTWEAR (0.0%)(a)
     1,200     NIKE, Inc. "B"                                                               119
                                                                                     ----------
               GENERAL MERCHANDISE STORES (0.3%)
     5,000     Big Lots, Inc.*                                                              130
    60,100     Dollar General Corp.                                                       1,018
    61,500     Dollar Tree Stores, Inc.*                                                  1,935
    63,400     Family Dollar Stores, Inc.                                                 2,054
    39,300     Target Corp.                                                               2,411
                                                                                     ----------
                                                                                          7,548
                                                                                     ----------
               HOME FURNISHINGS (0.1%)
    48,000     Leggett & Platt, Inc.                                                      1,164
     9,200     Mohawk Industries, Inc.*(b)                                                  758
                                                                                     ----------
                                                                                          1,922
                                                                                     ----------
               HOME IMPROVEMENT RETAIL (1.3%)
   522,900     Home Depot, Inc.                                                          21,303
   228,900     Lowe's Companies, Inc.                                                     7,716
    18,100     Sherwin-Williams Co.                                                       1,251
                                                                                     ----------
                                                                                         30,270
                                                                                     ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               HOMEBUILDING (0.3%)
    30,600     Centex Corp.                                                          $    1,643
    13,966     D.R. Horton, Inc.                                                            406
    14,900     KB Home                                                                      808
    32,600     Lennar Corp. "A"                                                           1,773
     8,063     M.D.C. Holdings, Inc.                                                        470
       800     NVR, Inc.*                                                                   554
    19,000     Pulte Homes, Inc.                                                            652
    11,700     Ryland Group, Inc.                                                           657
                                                                                     ----------
                                                                                          6,963
                                                                                     ----------
               HOMEFURNISHING RETAIL (0.1%)
    27,300     Bed Bath & Beyond, Inc.*                                                   1,152
    30,900     Rent-A-Center, Inc.*                                                         910
                                                                                     ----------
                                                                                          2,062
                                                                                     ----------
               HOUSEHOLD APPLIANCES (0.1%)
     1,400     Black & Decker Corp.                                                         122
    10,200     Snap-On, Inc.                                                                492
    18,500     Stanley Works(b)                                                           1,059
    13,331     Whirlpool Corp.                                                            1,219
                                                                                     ----------
                                                                                          2,892
                                                                                     ----------
               HOUSEWARES & SPECIALTIES (0.1%)
    55,000     Newell Rubbermaid, Inc.                                                    1,625
                                                                                     ----------
               INTERNET RETAIL (0.2%)
   158,000     IAC/InterActiveCorp*(b)                                                    6,067
                                                                                     ----------
               LEISURE PRODUCTS (0.1%)
    16,800     Brunswick Corp.                                                              573
    85,700     Mattel, Inc.                                                               2,088
                                                                                     ----------
                                                                                          2,661
                                                                                     ----------
               MOTORCYCLE MANUFACTURERS (0.1%)
    23,600     Harley-Davidson, Inc.                                                      1,611
                                                                                     ----------
               MOVIES & ENTERTAINMENT (1.5%)
   321,900     News Corp. "A"                                                             7,484
   690,900     Time Warner, Inc.                                                         15,110
   358,500     Walt Disney Co.                                                           12,609
                                                                                     ----------
                                                                                         35,203
                                                                                     ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               PHOTOGRAPHIC PRODUCTS (0.2%)
   180,900     Eastman Kodak Co.(b)                                                  $    4,678
                                                                                     ----------
               PUBLISHING (0.4%)
   103,900     Gannett Co., Inc.                                                          6,041
     5,200     McGraw-Hill Companies, Inc.                                                  349
    29,500     New York Times Co. "A"(b)                                                    681
    49,500     Tribune Co.                                                                1,512
                                                                                     ----------
                                                                                          8,583
                                                                                     ----------
               RESTAURANTS (0.9%)
    12,850     Applebee's International, Inc.                                               324
    43,200     Brinker International, Inc.                                                1,363
    12,500     CBRL Group, Inc.                                                             586
    13,600     Darden Restaurants, Inc.                                                     532
     8,500     Jack In The Box, Inc.*                                                       525
   341,700     McDonald's Corp.                                                          15,155
    12,600     OSI Restaurant Partners, Inc.                                                498
    26,900     Starbucks Corp.*                                                             940
    18,900     Wendy's International, Inc.                                                  642
                                                                                     ----------
                                                                                         20,565
                                                                                     ----------
               SPECIALTY STORES (0.6%)
   143,100     Barnes & Noble, Inc.                                                       5,571
    17,100     Claire's Stores, Inc.                                                        588
   122,400     OfficeMax, Inc.                                                            5,911
    58,400     Staples, Inc.                                                              1,502
                                                                                     ----------
                                                                                         13,572
                                                                                     ----------
               TIRES & RUBBER (0.0%)(a)
     5,500     Goodyear Tire & Rubber Co.*                                                  136
                                                                                     ----------
               Total Consumer Discretionary                                             231,201
                                                                                     ----------

               CONSUMER STAPLES (8.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
   273,200     Archer-Daniels-Midland Co.                                                 8,742
   101,600     Corn Products International, Inc.                                          3,480
                                                                                     ----------
                                                                                         12,222
                                                                                     ----------
               BREWERS (0.3%)
   145,200     Anheuser-Busch Companies, Inc.                                             7,401
                                                                                     ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               DRUG RETAIL (0.2%)
    11,200     CVS Corp.                                                             $      377
    88,300     Rite Aid Corp.*                                                              544
    68,100     Walgreen Co.                                                               3,085
                                                                                     ----------
                                                                                          4,006
                                                                                     ----------
               FOOD RETAIL (0.8%)
   325,600     Kroger Co.                                                                 8,336
   208,500     Safeway, Inc.                                                              7,512
    62,842     SUPERVALU, Inc.(b)                                                         2,387
                                                                                     ----------
                                                                                         18,235
                                                                                     ----------
               HOUSEHOLD PRODUCTS (1.7%)
    70,800     Clorox Co.                                                                 4,632
     1,400     Energizer Holdings, Inc.*                                                    120
   157,900     Kimberly-Clark Corp.                                                      10,958
   397,800     Procter & Gamble Co.                                                      25,805
                                                                                     ----------
                                                                                         41,515
                                                                                     ----------
               HYPERMARKETS & SUPER CENTERS (0.8%)
    36,300     BJ's Wholesale Club, Inc.*                                                 1,109
    46,300     Costco Wholesale Corp.                                                     2,601
   346,200     Wal-Mart Stores, Inc.                                                     16,510
                                                                                     ----------
                                                                                         20,220
                                                                                     ----------
               PACKAGED FOODS & MEAT (1.5%)
    27,000     Campbell Soup Co.                                                          1,039
    78,200     ConAgra Foods, Inc.                                                        2,010
    13,500     Dean Foods Co.*                                                              597
    65,300     General Mills, Inc.                                                        3,738
    52,900     H.J. Heinz Co.                                                             2,493
    21,000     Hormel Foods Corp.                                                           796
    96,100     J.M. Smucker Co.                                                           4,564
    17,400     Kellogg Co.                                                                  857
   185,600     Kraft Foods, Inc. "A"(b)                                                   6,481
    23,400     McCormick & Co., Inc.                                                        914
   555,400     Sara Lee Corp.                                                             9,525
     8,700     Smithfield Foods, Inc.*                                                      228
   135,200     Tyson Foods, Inc. "A"                                                      2,400
                                                                                     ----------
                                                                                         35,642
                                                                                     ----------
               PERSONAL PRODUCTS (0.0%)(a)
    18,900     Alberto Culver Co. "B"                                                       432
     8,400     Estee Lauder Companies, Inc. "A"                                             399

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
     6,000     NBTY, Inc.*                                                           $      311
                                                                                     ----------
                                                                                          1,142
                                                                                     ----------
               SOFT DRINKS (0.6%)
   237,100     Coca-Cola Co.                                                             11,352
    56,900     Coca-Cola Enterprises, Inc.                                                1,168
    48,900     Pepsi Bottling Group, Inc.                                                 1,547
    37,300     PepsiAmericas, Inc.                                                          822
                                                                                     ----------
                                                                                         14,889
                                                                                     ----------
               TOBACCO (2.1%)
   397,600     Altria Group, Inc.                                                        34,746
    55,900     Reynolds American, Inc.                                                    3,606
   186,200     UST, Inc.                                                                 10,695
                                                                                     ----------
                                                                                         49,047
                                                                                     ----------
               Total Consumer Staples                                                   204,319
                                                                                     ----------
               ENERGY (11.8%)
               --------------
               INTEGRATED OIL & GAS (10.0%)
   624,701     Chevron Corp.                                                             45,528
   420,777     ConocoPhillips                                                            27,944
 2,000,700     Exxon Mobil Corp.                                                        148,252
   113,000     Marathon Oil Corp.                                                        10,209
   173,800     Occidental Petroleum Corp.                                                 8,057
                                                                                     ----------
                                                                                        239,990
                                                                                     ----------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    71,700     Tidewater, Inc.                                                            3,698
                                                                                     ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    72,900     Anadarko Petroleum Corp.                                                   3,189
    36,200     Apache Corp.                                                               2,642
   103,000     Chesapeake Energy Corp.(b)                                                 3,050
   124,700     Devon Energy Corp.                                                         8,740
                                                                                     ----------
                                                                                         17,621
                                                                                     ----------
               OIL & GAS REFINING & MARKETING (0.9%)
    71,600     Frontier Oil Corp.                                                         2,034
    49,100     Sunoco, Inc.                                                               3,100
    64,800     Tesoro Corp.                                                               5,339
   189,400     Valero Energy Corp.                                                       10,280
                                                                                     ----------
                                                                                         20,753
                                                                                     ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)(a)
     4,000     Overseas Shipholding Group, Inc.                                      $      248
                                                                                     ----------
               Total Energy                                                             282,310
                                                                                     ----------
               FINANCIALS (34.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    73,400     Allied Capital Corp.(b)                                                    2,118
   178,800     Bank of New York Co., Inc.                                                 7,154
    35,500     Mellon Financial Corp.                                                     1,517
    11,400     State Street Corp.                                                           810
                                                                                     ----------
                                                                                         11,599
                                                                                     ----------
               CONSUMER FINANCE (0.4%)
    67,000     AmeriCredit Corp.*                                                         1,818
   106,100     Capital One Financial Corp.                                                8,531
                                                                                     ----------
                                                                                         10,349
                                                                                     ----------
               DIVERSIFIED BANKS (3.8%)
    76,200     Comerica, Inc.                                                             4,519
   493,949     U.S. Bancorp                                                              17,585
   452,968     Wachovia Corp.                                                            25,593
 1,188,600     Wells Fargo & Co.                                                         42,694
                                                                                     ----------
                                                                                         90,391
                                                                                     ----------
               INSURANCE BROKERS (0.0%)(a)
    20,000     Aon Corp.                                                                    717
     5,500     Brown & Brown, Inc.                                                          156
                                                                                     ----------
                                                                                            873
                                                                                     ----------
               INVESTMENT BANKING & BROKERAGE (4.0%)
    22,900     Bear Stearns Companies, Inc.                                               3,775
    89,900     Goldman Sachs Group, Inc.                                                 19,073
     4,100     Jefferies Group, Inc.                                                        121
   179,900     Lehman Brothers Holdings, Inc.                                            14,795
   226,200     Merrill Lynch & Co., Inc.                                                 21,163
   444,831     Morgan Stanley                                                            36,828
    21,500     Raymond James Financial, Inc.                                                686
                                                                                     ----------
                                                                                         96,441
                                                                                     ----------
               LIFE & HEALTH INSURANCE (0.8%)
    77,700     AFLAC, Inc.                                                                3,699
    28,735     Lincoln National Corp.                                                     1,929
    26,800     Nationwide Financial Services, Inc. "A"                                    1,465

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
     5,100     Principal Financial Group, Inc.                                       $      314
    25,000     Protective Life Corp.                                                      1,223
   128,800     StanCorp Financial Group, Inc.                                             6,163
    36,000     Torchmark Corp.                                                            2,340
   129,500     UnumProvident Corp.                                                        2,849
                                                                                     ----------
                                                                                         19,982
                                                                                     ----------
               MULTI-LINE INSURANCE (3.1%)
   289,800     American Financial Group, Inc.                                            10,236
   685,600     American International Group, Inc.                                        46,929
    24,200     Hartford Financial Services Group, Inc.                                    2,297
   300,223     HCC Insurance Holdings, Inc.                                               9,376
   114,600     Loews Corp.                                                                4,980
                                                                                     ----------
                                                                                         73,818
                                                                                     ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (10.3%)
 1,734,183     Bank of America Corp.                                                     91,183
 1,852,400     Citigroup, Inc.                                                          102,123
 1,045,800     JPMorgan Chase & Co.                                                      53,263
                                                                                     ----------
                                                                                        246,569
                                                                                     ----------
               PROPERTY & CASUALTY INSURANCE (3.1%)
   267,100     Allstate Corp.                                                            16,069
    34,600     Ambac Financial Group, Inc.                                                3,048
   241,100     Chubb Corp.                                                               12,547
    11,700     Cincinnati Financial Corp.                                                   523
    39,500     Commerce Group, Inc.                                                       1,192
    24,900     First American Corp.                                                       1,055
     4,000     Hanover Insurance Group, Inc.                                                192
       500     Markel Corp.*                                                                243
    56,400     MBIA, Inc.                                                                 4,051
    16,000     Mercury General Corp.                                                        835
    86,875     Old Republic International Corp.                                           1,937
    67,900     Philadelphia Consolidated Holding Corp.*                                   3,060
    78,200     Progressive Corp.                                                          1,814
   170,400     Safeco Corp.                                                              10,907
   114,200     St. Paul Travelers Companies, Inc.                                         5,807
   317,250     W.R. Berkley Corp.                                                        10,498
                                                                                     ----------
                                                                                         73,778
                                                                                     ----------
               REGIONAL BANKS (3.5%)
     7,500     Associated Banc Corp.                                                       256
    17,400     BancorpSouth, Inc.                                                          441

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
   189,200     BB&T Corp.                                                            $    7,996
     3,200     City National Corp.                                                          230
    22,600     Commerce Bancshares, Inc.                                                  1,110
   127,800     Compass Bancshares, Inc.                                                   7,783
    67,000     Cullen/Frost Bankers, Inc.                                                 3,586
   203,200     Fifth Third Bancorp                                                        8,108
    54,900     First Horizon National Corp.(b)                                            2,394
    38,300     Firstmerit Corp.                                                             862
    56,600     Huntington Bancshares, Inc.                                                1,318
   135,900     KeyCorp                                                                    5,187
     9,100     M&T Bank Corp.                                                             1,104
   575,046     National City Corp.                                                       21,765
    80,100     PNC Financial Services Group, Inc.                                         5,909
    34,131     Regions Financial Corp.                                                    1,237
    25,700     SunTrust Banks, Inc.                                                       2,136
    35,100     TCF Financial Corp.                                                          891
     7,600     TD Banknorth, Inc.                                                           245
    18,800     Trustmark Corp.                                                              554
    37,600     UnionBanCal Corp.                                                          2,430
    18,500     Valley National Bancorp                                                      474
   175,600     Whitney Holding Corp.                                                      5,556
    44,200     Wilmington Trust Corp.                                                     1,853
                                                                                     ----------
                                                                                         83,425
                                                                                     ----------
               REINSURANCE (0.0%)(a)
    13,100     Reinsurance Group of America, Inc.                                           762
                                                                                     ----------
               REITs - DIVERSIFIED (0.4%)
   109,000     Colonial Properties Trust                                                  5,357
    38,500     Vornado Realty Trust                                                       4,711
                                                                                     ----------
                                                                                         10,068
                                                                                     ----------
               REITs - MORTGAGE (0.7%)
    42,100     Annaly Capital Management, Inc.(b)                                           580
    72,400     iStar Financial, Inc.                                                      3,631
   169,100     New Century Financial Corp.(b)                                             5,119
   250,600     Thornburg Mortgage, Inc.(b)                                                6,741
                                                                                     ----------
                                                                                         16,071
                                                                                     ----------
               REITs - OFFICE (0.5%)
    39,600     Boston Properties, Inc.                                                    4,993
   176,500     Brandywine Realty Trust                                                    6,153

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
    11,700     HRPT Properties Trust                                                 $      152
                                                                                     ----------
                                                                                         11,298
                                                                                     ----------
               REITs - SPECIALIZED (0.3%)
    72,400     Hospitality Properties Trust                                               3,533
   166,600     Host Marriott Corp.                                                        4,410
                                                                                     ----------
                                                                                          7,943
                                                                                     ----------
               SPECIALIZED FINANCE (0.1%)
    18,700     CIT Group, Inc.                                                            1,102
     1,700     Moody's Corp.                                                                122
                                                                                     ----------
                                                                                          1,224
                                                                                     ----------
               THRIFTS & MORTGAGE FINANCE (3.4%)
    59,950     Astoria Financial Corp.                                                    1,774
   371,200     Countrywide Financial Corp.(b)                                            16,140
     8,700     Downey Financial Corp.                                                       622
   285,400     Fannie Mae(c)                                                             16,134
   191,000     Freddie Mac(c)                                                            12,402
    10,500     Fremont General Corp.                                                        143
    33,200     Hudson City Bancorp, Inc.                                                    457
   229,700     IndyMac Bancorp, Inc.(b)                                                   8,933
    19,300     MGIC Investment Corp.                                                      1,191
    41,700     New York Community Bancorp, Inc.                                             704
    24,400     PMI Group, Inc.                                                            1,167
    23,700     Radian Group, Inc.                                                         1,427
     4,500     Sovereign Bancorp, Inc.                                                      111
     6,700     Washington Federal, Inc.                                                     155
   446,412     Washington Mutual, Inc.(b)                                                19,906
    15,000     Webster Financial Corp.                                                      747
                                                                                     ----------
                                                                                         82,013
                                                                                     ----------
               Total Financials                                                         836,604
                                                                                     ----------
               HEALTH CARE (10.3%)
               -------------------
               BIOTECHNOLOGY (0.1%)
    10,300     Amgen, Inc.*                                                                 725
    37,700     Biogen Idec, Inc.*                                                         1,822
                                                                                     ----------
                                                                                          2,547
                                                                                     ----------
               HEALTH CARE DISTRIBUTORS (1.5%)
   282,300     AmerisourceBergen Corp.                                                   14,787
    79,100     Cardinal Health, Inc.                                                      5,649
   274,100     McKesson Corp.                                                            15,281
                                                                                     ----------
                                                                                         35,717
                                                                                     ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT (0.1%)
     5,600     Beckman Coulter, Inc.                                                 $      361
     3,000     Biomet, Inc.                                                                 127
     4,000     IDEXX Laboratories, Inc.*                                                    343
    20,100     Medtronic, Inc.                                                            1,075
    14,400     Stryker Corp.                                                                892
     8,700     Zimmer Holdings, Inc.*                                                       733
                                                                                     ----------
                                                                                          3,531
                                                                                     ----------
               HEALTH CARE FACILITIES (0.1%)
    17,800     Health Management Associates, Inc. "A"                                       346
    75,400     Tenet Healthcare Corp.*                                                      532
     7,900     Universal Health Services, Inc. "B"                                          458
                                                                                     ----------
                                                                                          1,336
                                                                                     ----------
               HEALTH CARE SERVICES (0.2%)
    48,900     Caremark Rx, Inc.                                                          2,996
    14,800     Express Scripts, Inc.*                                                     1,029
    14,200     Lincare Holdings, Inc.*                                                      559
    11,500     Quest Diagnostics, Inc.                                                      603
                                                                                     ----------
                                                                                          5,187
                                                                                     ----------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)(a)
    24,700     Applera Corp. - Applied Biosystems Group                                     859
                                                                                     ----------
               MANAGED HEALTH CARE (1.0%)
   203,300     Aetna, Inc.                                                                8,571
    38,600     CIGNA Corp.                                                                5,111
    64,200     Health Net, Inc.*                                                          3,127
    91,500     UnitedHealth Group, Inc.                                                   4,782
    18,669     WellPoint, Inc.*                                                           1,463
                                                                                     ----------
                                                                                         23,054
                                                                                     ----------
               PHARMACEUTICALS (7.3%)
    46,800     Abbott Laboratories                                                        2,480
   343,000     Bristol-Myers Squibb Co.                                                   9,875
    43,000     Forest Laboratories, Inc.*                                                 2,413
    74,100     Johnson & Johnson                                                          4,950
   326,400     King Pharmaceuticals, Inc.*                                                5,830
 1,028,900     Merck & Co., Inc.                                                         46,043
 3,841,100     Pfizer, Inc.                                                             100,790
     4,300     Watson Pharmaceuticals, Inc.*                                                117
    27,400     Wyeth                                                                      1,354
                                                                                     ----------
                                                                                        173,852
                                                                                     ----------
               Total Health Care                                                        246,083
                                                                                     ----------

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               INDUSTRIALS (6.4%)
               ------------------
               AEROSPACE & DEFENSE (1.1%)
     2,900     Alliant Techsystems Inc.*                                             $      235
    42,700     General Dynamics Corp.                                                     3,337
    42,500     Honeywell International, Inc.                                              1,942
   128,300     Northrop Grumman Corp.                                                     9,101
    47,700     Raytheon Co.                                                               2,476
   127,200     United Technologies Corp.                                                  8,652
                                                                                     ----------
                                                                                         25,743
                                                                                     ----------
               AIR FREIGHT & LOGISTICS (0.3%)
    57,600     FedEx Corp.                                                                6,359
                                                                                     ----------
               AIRLINES (0.2%)
   115,500     AMR Corp.*                                                                 4,279
                                                                                     ----------
               BUILDING PRODUCTS (0.2%)
    21,500     American Standard Companies, Inc.                                          1,062
   132,800     Masco Corp.(b)                                                             4,248
                                                                                     ----------
                                                                                          5,310
                                                                                     ----------
               COMMERCIAL PRINTING (0.2%)
    29,600     Deluxe Corp.                                                                 886
   101,000     R.R. Donnelley & Sons Co.                                                  3,747
                                                                                     ----------
                                                                                          4,633
                                                                                     ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    45,200     Agco Corp.*                                                                1,536
    29,000     Cummins, Inc.                                                              3,902
    65,300     Deere & Co.                                                                6,548
    46,200     PACCAR, Inc.                                                               3,089
                                                                                     ----------
                                                                                         15,075
                                                                                     ----------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)(a)
    15,500     Avis Budget Group, Inc.                                                      395
     8,300     Cintas Corp.                                                                 341
                                                                                     ----------
                                                                                            736
                                                                                     ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    37,000     Emerson Electric Co.                                                       1,664
    10,900     Hubbell, Inc.                                                                525
                                                                                     ----------
                                                                                          2,189
                                                                                     ----------

26

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   130,900     Allied Waste Industries, Inc.*                                        $    1,674
   176,600     Waste Management, Inc.                                                     6,707
                                                                                     ----------
                                                                                          8,381
                                                                                     ----------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    32,000     Manpower, Inc.                                                             2,334
                                                                                     ----------

               INDUSTRIAL CONGLOMERATES (1.8%)
    40,700     Carlisle Companies, Inc.                                                   3,314
 1,023,600     General Electric Co.                                                      36,901
    18,000     Textron, Inc.                                                              1,677
                                                                                     ----------
                                                                                         41,892
                                                                                     ----------
               INDUSTRIAL MACHINERY (0.7%)
    14,800     Crane Co.                                                                    575
    10,000     Danaher Corp.                                                                741
    17,500     Dover Corp.                                                                  868
   136,200     Eaton Corp.                                                               10,671
    41,400     Illinois Tool Works, Inc.                                                  2,111
    17,200     Parker-Hannifin Corp.                                                      1,423
    13,400     SPX Corp.                                                                    941
                                                                                     ----------
                                                                                         17,330
                                                                                     ----------
               OFFICE SERVICES & SUPPLIES (0.2%)
    16,000     Ikon Office Solutions, Inc.                                                  238
   111,700     Pitney Bowes, Inc.                                                         5,347
                                                                                     ----------
                                                                                          5,585
                                                                                     ----------
               RAILROADS (0.4%)
    12,800     Burlington Northern Santa Fe Corp.                                         1,029
    10,900     CSX Corp.                                                                    401
   164,500     Norfolk Southern Corp.                                                     8,167
     8,500     Union Pacific Corp.                                                          859
                                                                                     ----------
                                                                                         10,456
                                                                                     ----------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
    16,700     W.W. Grainger, Inc.                                                        1,297
                                                                                     ----------
               TRUCKING (0.0%)(a)
    12,400     Ryder System, Inc.                                                           677
     2,300     Swift Transportation Co., Inc.*                                               70
                                                                                     ----------
                                                                                            747
                                                                                     ----------
               Total Industrials                                                        152,346
                                                                                     ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (4.1%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
     9,000     FactSet Research Systems, Inc.                                        $      523
   141,100     Synopsys, Inc.*                                                            3,753
                                                                                     ----------
                                                                                          4,276
                                                                                     ----------
               COMMUNICATIONS EQUIPMENT (0.3%)
    85,100     Cisco Systems, Inc.*                                                       2,263
   189,700     Motorola, Inc.                                                             3,765
    11,800     Polycom, Inc.*                                                               397
                                                                                     ----------
                                                                                          6,425
                                                                                     ----------
               COMPUTER HARDWARE (1.4%)
   170,300     Dell, Inc.*                                                                4,130
    18,700     Diebold, Inc.                                                                867
   404,700     Hewlett-Packard Co.                                                       17,515
   103,400     International Business Machines Corp.                                     10,252
                                                                                     ----------
                                                                                         32,764
                                                                                     ----------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
    90,400     Lexmark International, Inc. "A"*                                           5,698
                                                                                     ----------

               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    24,800     Affiliated Computer Services, Inc. "A"*                                    1,215
   107,300     Computer Sciences Corp.*                                                   5,629
    54,700     Convergys Corp.*                                                           1,425
    82,400     Electronic Data Systems Corp.                                              2,168
    54,400     First Data Corp.                                                           1,352
    19,500     Fiserv, Inc.*                                                              1,025
       500     Moneygram International, Inc.                                                 15
    31,300     Sabre Holdings Corp. "A"                                                   1,011
                                                                                     ----------
                                                                                         13,840
                                                                                     ----------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(a)
       500     AVX Corp.                                                                      7
     7,700     Tektronix, Inc.                                                              218
                                                                                     ----------
                                                                                            225
                                                                                     ----------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)(a)
    16,200     Molex, Inc.                                                                  476
                                                                                     ----------
               SEMICONDUCTOR EQUIPMENT (0.1%)
     3,800     Novellus Systems, Inc.*                                                      117
   146,100     Teradyne, Inc.*                                                            2,177
                                                                                     ----------
                                                                                          2,294
                                                                                     ----------

28

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               SEMICONDUCTORS (0.7%)
   290,102     Atmel Corp.*                                                          $    1,735
   368,113     Integrated Device Technology, Inc.*                                        5,569
   320,700     Intel Corp.                                                                6,722
   213,000     Micron Technology, Inc.*                                                   2,758
                                                                                     ----------
                                                                                         16,784
                                                                                     ----------
               SYSTEMS SOFTWARE (0.5%)
    73,300     CA, Inc.                                                                   1,800
   329,200     Microsoft Corp.                                                           10,159
                                                                                     ----------
                                                                                         11,959
                                                                                     ----------
               TECHNOLOGY DISTRIBUTORS (0.1%)
     5,200     Arrow Electronics, Inc.*                                                     183
    10,800     CDW Corp.                                                                    693
    65,500     Ingram Micro, Inc. "A"*                                                    1,278
    34,700     Tech Data Corp.*                                                           1,289
                                                                                     ----------
                                                                                          3,443
                                                                                     ----------
               Total Information Technology                                              98,184
                                                                                     ----------

               MATERIALS (2.1%)
               ----------------
               ALUMINUM (0.1%)
    75,200     Alcoa, Inc.                                                                2,429
                                                                                     ----------
               COMMODITY CHEMICALS (0.0%)(a)
     3,700     Westlake Chemical Corp.                                                      123
                                                                                     ----------
               DIVERSIFIED CHEMICALS (0.5%)
     3,700     Ashland, Inc.                                                                257
    29,500     Cabot Corp.                                                                1,320
   118,800     Dow Chemical Co.                                                           4,935
    60,300     E.I. du Pont de Nemours & Co.                                              2,989
     1,800     Eastman Chemical Co.                                                         105
    45,600     PPG Industries, Inc.                                                       3,023
                                                                                     ----------
                                                                                         12,629
                                                                                     ----------
               DIVERSIFIED METALS & MINING (0.4%)
    74,000     Phelps Dodge Corp.                                                         9,146
                                                                                     ----------
               FOREST PRODUCTS (0.0%)(a)
    10,300     Louisiana-Pacific Corp.                                                      236
                                                                                     ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               INDUSTRIAL GASES (0.1%)
    25,100     Air Products & Chemicals, Inc.                                        $    1,874
                                                                                     ----------
               PAPER PACKAGING (0.1%)
    23,900     Bemis Co., Inc.                                                              810
    34,800     Sonoco Products Co.                                                        1,340
     6,400     Temple-Inland, Inc.                                                          320
                                                                                     ----------
                                                                                          2,470
                                                                                     ----------
               PAPER PRODUCTS (0.2%)
    26,400     International Paper Co.                                                      890
   110,600     MeadWestVaco Corp.                                                         3,333
                                                                                     ----------
                                                                                          4,223
                                                                                     ----------
               SPECIALTY CHEMICALS (0.3%)
     4,700     International Flavors & Fragrances, Inc.                                     228
   128,600     Rohm & Haas Co.                                                            6,695
    11,600     RPM International, Inc.                                                      269
    28,600     Valspar Corp.                                                                806
                                                                                     ----------
                                                                                          7,998
                                                                                     ----------
               STEEL (0.4%)
   146,200     Nucor Corp.                                                                9,436
    14,000     Reliance Steel & Aluminum Co.                                                583
                                                                                     ----------
                                                                                         10,019
                                                                                     ----------
               Total Materials                                                           51,147
                                                                                     ----------
               TELECOMMUNICATION SERVICES (7.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (7.0%)
 2,421,170     AT&T, Inc.                                                                91,109
   131,800     CenturyTel, Inc.                                                           5,910
 1,859,588     Verizon Communications, Inc.(b)                                           71,631
                                                                                     ----------
                                                                                        168,650
                                                                                     ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   219,520     Sprint Nextel Corp.                                                        3,914
    84,300     Telephone & Data Systems, Inc.                                             4,716
                                                                                     ----------
                                                                                          8,630
                                                                                     ----------
               Total Telecommunication Services                                         177,280
                                                                                     ----------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               UTILITIES (3.3%)
               ----------------
               ELECTRIC UTILITIES (1.6%)
    24,600     American Electric Power Co., Inc.                                     $    1,071
   135,100     Edison International                                                       6,077
    11,600     Entergy Corp.                                                              1,077
    60,400     Exelon Corp.                                                               3,623
   154,700     FirstEnergy Corp.                                                          9,178
    95,176     Great Plains Energy, Inc.(b)                                               2,982
   155,700     Pepco Holdings, Inc.(b)                                                    3,983
    50,400     Pinnacle West Capital Corp.                                                2,459
    12,400     PPL Corp.                                                                    441
   154,200     Progress Energy, Inc.                                                      7,331
                                                                                     ----------
                                                                                         38,222
                                                                                     ----------
               GAS UTILITIES (0.2%)
    74,400     Energen Corp.                                                              3,444
     1,800     Spectra Energy Corp.*                                                         47
                                                                                     ----------
                                                                                          3,491
                                                                                     ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    30,600     Constellation Energy Group, Inc.                                           2,220
                                                                                     ----------
               MULTI-UTILITIES (1.4%)
   185,883     Alliant Energy Corp.                                                       6,757
   267,600     CenterPoint Energy, Inc.(b)                                                4,619
    46,900     Dominion Resources, Inc.                                                   3,891
    88,300     DTE Energy Co.                                                             4,094
   138,000     Energy East Corp.                                                          3,315
    87,900     NiSource, Inc.                                                             2,092
    37,100     NSTAR                                                                      1,239
    43,300     PG&E Corp.                                                                 2,021
   256,800     Xcel Energy, Inc.                                                          5,991
                                                                                     ----------
                                                                                         34,019
                                                                                     ----------
               Total Utilities                                                           77,952
                                                                                     ----------
               Total Common Stocks (cost: $2,004,236)                                 2,357,426
                                                                                     ----------

               MONEY MARKET INSTRUMENTS (0.6%)

               MONEY MARKET FUNDS (0.6%)
15,045,598     SSgA Prime Money Market Fund, 5.17%(d) (cost: $15,046)                    15,046
                                                                                     ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (4.1%)

               MONEY MARKET FUNDS (0.0%)(a)

   369,422     AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(d)       $      369
                                                                                     ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (4.1%)(e)
   $33,000     Credit Suisse First Boston, LLC, 5.26%, acquired on 1/31/2007 and due 2/01/2007 at $33,000 (collateralized by $33,635 of Federal
                 Home Loan Bank(c), 5.45%, due 1/23/2009; market value $33,660)          33,000
    55,000     Deutsche Bank Securities, Inc., 5.26%, acquired on 1/31/2007 and due 2/01/2007 at $55,000 (collateralized by $18,405 of Federal
                 Farm Credit Discount Notes(c), 5.28%(f), due 5/03/2007; and
                 $38,770 of Freddie Mac Notes(c), 4.75%, due 11/17/2015; combined
                 market value $56,101)                                                   55,000
     9,000     Merrill Lynch Government Securities, Inc., 5.24%, acquired on 1/31/2007 and due 2/01/2007 at $9,000 (collateralized
                 by $8,570 of U.S. Treasury Notes, 5.38%, due 2/15/2031;
                 market value $9,185)                                                     9,000
                                                                                     ----------
               Total Repurchase Agreements                                               97,000
                                                                                     ----------
               Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $97,369)                                  97,369
                                                                                     ----------

               TOTAL INVESTMENTS (COST: $2,116,651)                                  $2,469,841
                                                                                     ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

         (b) The security or a portion thereof was out on loan as of January 31, 2007.

         (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2007. As of January 31, 2007, 93.7% of the Fund's net assets were invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $93,771) (identified cost of $2,116,651)                $2,469,841
   Cash                                                                         572
   Receivables:
      Capital shares sold                                                     1,554
      Dividends and interest                                                  3,825
      Securities sold                                                        53,802
      Other                                                                      15
                                                                         ----------
         Total assets                                                     2,529,609
                                                                         ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       97,370
      Securities purchased                                                   34,445
      Capital shares redeemed                                                 1,470
   Accrued management fees                                                    1,003
   Accrued transfer agent's fees                                                 40
   Other accrued expenses and payables                                           58
                                                                         ----------
         Total liabilities                                                  134,386
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,395,223
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $1,998,975
   Accumulated undistributed net investment income                            2,698
   Accumulated net realized gain on investments                              40,360
   Net unrealized appreciation of investments                               353,190
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,395,223
                                                                         ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                          139,996
                                                                         ==========
   Net asset value, redemption price, and offering price per share       $    17.11
                                                                         ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $ 29,460
   Interest                                                                   682
   Securities lending (net)                                                   105
                                                                         --------
      Total income                                                         30,247
                                                                         --------
EXPENSES
   Management fees                                                          5,756
   Administration and servicing fees                                        1,727
   Transfer agent's fees                                                    1,443
   Custody and accounting fees                                                188
   Postage                                                                    157
   Shareholder reporting fees                                                  52
   Trustees' fees                                                               5
   Registration fees                                                           26
   Professional fees                                                           54
   Other                                                                       17
                                                                         --------
      Total expenses                                                        9,425
   Expenses paid indirectly                                                  (104)
                                                                         --------
      Net expenses                                                          9,321
                                                                         --------
NET INVESTMENT INCOME                                                      20,926
                                                                         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       87,268
   Change in net unrealized appreciation/depreciation                     166,613
                                                                         --------
      Net realized and unrealized gain                                    253,881
                                                                         --------
Increase in net assets resulting from operations                         $274,807
                                                                         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

FROM OPERATIONS                                                  1/31/2007         7/31/2006
                                                                 ----------------------------

   Net investment income                                         $   20,926        $   39,297
   Net realized gain on investments                                  87,268           178,860
   Change in net unrealized appreciation/depreciation
      of investments                                                166,613           (66,433)
                                                                 ----------------------------
      Increase in net assets resulting from operations              274,807           151,724
                                                                 ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (21,224)          (39,993)
   Net realized gains                                              (117,592)         (252,160)
                                                                 ----------------------------
      Distributions to shareholders                                (138,816)         (292,153)
                                                                 ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        158,793           228,235
   Reinvested dividends                                             132,096           274,662
   Cost of shares redeemed                                         (190,607)         (292,053)
                                                                 ----------------------------
      Increase in net assets from capital share transactions        100,282           210,844
                                                                 ----------------------------
Net increase in net assets                                          236,273            70,415

NET ASSETS
   Beginning of period                                            2,158,950         2,088,535
                                                                 ----------------------------
   End of period                                                 $2,395,223        $2,158,950
                                                                 ============================
Accumulated undistributed net investment income:
   End of period                                                 $    2,698        $    2,996
                                                                 ============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        9,419            14,096
   Shares issued for dividends reinvested                             7,849            17,644
   Shares redeemed                                                  (11,253)          (18,084)
                                                                 ----------------------------
      Increase in shares outstanding                                  6,015            13,656
                                                                 ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                 between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                 securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, brokerage commission recapture credits and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              custodian and other bank credits reduced the Fund's expenses by $82,000 and $22,000, respectively, resulting in a total reduction in Fund expenses of $104,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

         share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of $2,000, which represents 6.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $839,311,000 and $868,572,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $370,527,000 and $17,337,000, respectively, resulting in net unrealized appreciation of $353,190,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $105,000, which is net of the 20% income retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $93,771,000 and received cash collateral of $97,370,000 for the loans. Of this amount, $97,369,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $5,756,000, which included no performance adjustment.

           B. SUBADVISORY ARRANGEMENT - The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and OFI Institutional Asset Management, Inc. (OFII), under which GMO and OFII direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO and OFII subadvisory fees as follows: an annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages; and an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million of the Fund's average daily net assets that OFII manages. For the six-month period ended January 31, 2007,

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              the Manager incurred subadvisory fees, paid or payable to GMO and OFII, of $1,030,000 and $460,000, respectively.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,727,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $24,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,443,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007,

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                          YEAR ENDED JULY 31,
                                      -------------------------------------------------------------------------------------
                                            2007           2006           2005           2004           2003           2002
                                      -------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $    16.11     $    17.36     $    15.31     $    13.14     $    14.30     $    18.44
                                      -------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                     .15            .30            .32            .25            .27            .36
   Net realized and unrealized
     gain (loss)                            1.90            .86           2.22           2.16           (.17)         (3.57)
                                      -------------------------------------------------------------------------------------
Total from investment operations            2.05           1.16           2.54           2.41            .10          (3.21)
                                      -------------------------------------------------------------------------------------
Less distributions:
   From net investment income               (.16)          (.31)          (.32)          (.24)          (.26)          (.37)
   From realized capital gains              (.89)         (2.10)          (.17)             -          (1.00)          (.56)
                                      -------------------------------------------------------------------------------------
Total distributions                        (1.05)         (2.41)          (.49)          (.24)         (1.26)          (.93)
                                      -------------------------------------------------------------------------------------
Net asset value at end of period      $    17.11     $    16.11     $    17.36     $    15.31     $    13.14     $    14.30
                                      =====================================================================================
Total return (%)*                          12.84           7.38          16.81          18.44           1.28         (17.97)
Net assets at end of period (000)     $2,395,223     $2,158,950     $2,088,535     $1,807,680     $1,520,701     $1,575,460
Ratio of expenses to average
   net assets (%)**(b)                       .82(a)         .83            .78            .79            .81            .82
Ratio of net investment income
   to average net assets (%)**              1.82(a)        1.87           1.99           1.66           2.10           2.14
Portfolio turnover (%)                     37.24         107.73          72.80          54.35         141.55          93.98

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the six-month period ended January 31, 2007, average net assets were $2,284,640,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.01%)         (.02%)         (.00%)(+)      (.00%)(+)      (.01%)         (.00%)(+)
     + Represents less than 0.01% of average net assets.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                     BEGINNING               ENDING               DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2006-
                                  AUGUST 1, 2006        JANUARY 31, 2007         JANUARY 31, 2007
                                  ---------------------------------------------------------------
         Actual                     $1,000.00              $1,128.40                 $4.35

         Hypothetical
           (5% return before
           expenses)                 1,000.00               1,021.12                  4.13

         *Expenses are equal to the Fund's annualized expense ratio of 0.81%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.84% for the six-month period of August 1, 2006, through January 31, 2007.

52

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56

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800)531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800)531-8777

              INTERNET ACCESS   USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23422-0307                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.